15. Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

Note 16: Commitment and Contingencies

In February 2016, the FASB issued Accounting Standards Update 2016-02, “Leases.” The standard requires lessees to recognize the assets and liabilities that arise from leases on the balance sheet. For practically all leases, a lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. The new guidance is effective for annual and interim reporting periods beginning after December 15, 2018.

In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842), Targeted Improvements, which allows for an additional optional transition method where comparative periods presented in the financial statements in the period of adoption will not be restated and instead those periods will be presented under existing guidance in accordance with ASC 840, Leases. Management will use this optional transition method. As of January 1, 2019, management recorded lease liability of $2,071,903, right-of-use asset of $2,153,747, accumulated amortization of $124,070, a reversal of previously recorded deferred rent of $37,920 and the increase in accumulated deficit of $4,306.

As of September 30, 2019, weighted-average lease term for operating leases equals to 86 months. Weighted-average discount rate equals to 10.30%.

On February 6, 2018, the Company entered into an operating lease for 6,969 square feet of general office space at 131 South Rodeo Drive, Suite 250, Beverly Hills, CA 90212 pursuant to a 91-month lease that commenced on May 25, 2018. We pay rent of $364,130 annually, subject to annual escalations of 3.5%.

On December 28, 2018, the Company entered into a lease for 5,765 square feet of general office space at 8383 Wilshire Blvd., Suite 412, Beverly Hills, CA 90211 pursuant to a 6-month lease that commenced January 28, 2019. We paid rent of $24,501 monthly through August 31, 2019.

Effective January 21, 2019, the Company entered into a sublease for the 6,969 square feet of general office space located at 131 South Rodeo Drive, Suite 250, Beverly Hills, CA 90212 pursuant to an 83-month sublease that commenced on February 4, 2019. The subtenant will pay us rent of $422,321 annually, subject to annual escalations of 3.5%.

On January 30, 2019, the Company entered into an operating lease for 5,838 square feet of general office space at 190 N. Canon Drive, 4th FL, Beverly Hills, CA 90210 pursuant to a 96-month lease that commenced on September 1, 2019. We pay rent of $392,316 annually, subject to annual escalations of 3.5%.

In addition, the Company has contractual commitments for employment agreements of certain employees.

Rental expenses incurred for operating leases during the three months ended September 30, 2019 and September 30, 2018 were $210,062 and $130,173, respectively. Rental expenses incurred for operating leases during the nine months ended September 30, 2019 and September 30, 2018 were $531,519 and $241,578, respectively. During the three months ended September 30, 2019, we received sub-lease income of $117,416. During the nine months ended September 30, 2019, we received sub-lease income of $314,869.

The following is a schedule of future minimum contractual obligations as of September 30, 2019, under the Company’s operating leases and employment agreements:

	2019	2020	2021	2022	2023	2024	Thereafter	Total
Operating Leases	136,257	652,764	744,056	840,125	871,679	904,423	1,871,252	6,020,556
Employment Contracts	56,250	393,595	322,950	322,950	282,581	–	–	1,378,326
Total	192,507	1,046,359	1,067,006	1,163,075	1,154,260	904,423	1,871,252	7,398,882

Note 15: Commitments and Contingencies

The Company has various contractual obligations, which are recorded as liabilities in our consolidated financial statements. Other items, such as certain purchase commitments and other executory contracts are not recognized as liabilities in our consolidated financial statements but are required to be disclosed in the footnotes to the financial statements. For example, the Company is contractually committed to make certain minimum lease payments for the use of property under its operating lease. In addition, the Company has contractual commitments for employment agreements of certain employees.

During the first quarter of 2018, the Company entered into an agreement for new office space to which it relocated its operations upon the expiration of its prior lease. Effective May 25, 2018, the Company began leasing approximately 6,969 square feet of general office space at 131 S Rodeo Drive, Suite 250, Beverly Hills, California 90212 pursuant to a 91-month lease. The Company will pay $364,130 annually, subject to annual escalations of 3.5%.

Rental expenses incurred for operating leases during the years ended December 31, 2018 and 2017 were $343,347 and $143,451, respectively.

The following is a schedule of future minimum contractual obligations as of December 31, 2018, under the Company’s operating leases and employment agreements:

	2019	2020	2021	2022	2023	Thereafter	Total
Operating Leases	$369,923	$382,871	$396,271	$410,141	$424,495	$978,315	$2,962,016
Employment Contracts	635,808	393,595	322,950	322,950	282,581	–	1,957,884
Total	$1,005,731	$776,466	$719,221	$733,091	$707,077	$978,315	$4,919,860

In addition to employment agreements and operating leases, in the normal course of its business, the Company enters into various agreements associated with its individual properties. Some of these agreements call for the potential future payment of royalties or “profit” participations for either (i) the use of third party intellectual property, such as the case with Stan Lee and the Mighty 7 and Llama Llama among others, in which the Company is obligated to share net profits with the underlying rights holders on a certain basis as defined in the respective agreements or (ii) services rendered by animation studios, post-production studios, writers, directors, musicians or other creative talent for which the Company is obligated to share with these service providers a portion of the net profits of the properties on which they have rendered services, as defined in each respective agreement.

Additionally, other agreements contain options to acquire rights to intellectual property and would require payment to the rights holders contingent upon the Company securing minimum production, broadcast, or other financing commitments from third parties.

Lastly, for its Genius Brands Network, the Company licenses content for exhibition for which the Company is obligated to pay between 35% and 100% of revenues from the channel allocated to the aforementioned content after the deduction of certain direct operating expenses.